Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Ordinary Shares		Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2022						$ 1,099	[1]	$ 2,628,356	$ 836,215	$ 10,340,107	$ (279,251)	$ 13,526,526
Balance (in Shares) at Dec. 31, 2022						8,247,913	[1]
Shares issued						$ 340	[1]	14,093,195				14,093,535
Shares issued (in Shares)	[1]					68,094
Foreign currency translation adjustment											(330,116)	(330,116)
Net income (loss)										1,047,641		1,047,641
Balance at Dec. 31, 2023						$ 1,439	[1]	16,721,551	836,215	11,387,748	(609,367)	28,337,586
Balance (in Shares) at Dec. 31, 2023						8,316,007	[1]
Shares re-designated and re-classified		$ 620	[1]	$ 819		$ (1,439)	[1]
Shares re-designated and re-classified (in Shares)	[1]	124,007		8,192,000		(8,316,007)
Issuance of common stock and warrants in private placement		$ 1,491	[1]					8,198,509				8,200,000
Issuance of common stock and warrants in private placement (in Shares)	[1]	298,140
Foreign currency translation adjustment											(365,976)	(365,976)
Net income (loss)										(896,690)		(896,690)
Balance at Dec. 31, 2024		$ 2,111	[1]	$ 819				24,920,060	836,215	10,491,058	(975,343)	35,274,920
Balance (in Shares) at Dec. 31, 2024		422,147	[1]	8,192,000	[1]
Foreign currency translation adjustment											555,250	555,250
Net income (loss)										180,142		180,142
Balance at Dec. 31, 2025		$ 2,111	[1]	$ 819	[1]			$ 24,920,060	$ 836,215	$ 10,671,200	$ (420,093)	$ 36,010,312
Balance (in Shares) at Dec. 31, 2025		422,147	[1]	8,192,000	[1]

[1]	The shares data are presented on a retroactive basis to reflect the 50 to 1 reverse share split applies to Class A ordinary shares (Note 14 and 20).